Commercial Mortgage Loans - Commercial Mortgage Loan Portfolio, Held-For-Sale, Measured at Fair Value (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 2,714,734	$ 2,762,963
Commercial Mortgage Receivable, Held-For-Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 67,650	$ 112,488
Commercial Mortgage Receivable, Held-For-Sale | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	100.00%	100.00%	100.00%
Commercial Mortgage Receivable, Held-For-Sale | Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 67,550	$ 23,625
Commercial Mortgage Receivable, Held-For-Sale | Industrial | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	4.50%	99.90%	21.00%
Commercial Mortgage Receivable, Held-For-Sale | Multifamily
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 100	$ 78,250
Commercial Mortgage Receivable, Held-For-Sale | Multifamily | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	19.70%	0.10%	69.60%
Commercial Mortgage Receivable, Held-For-Sale | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 0	$ 2,613
Commercial Mortgage Receivable, Held-For-Sale | Retail | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	9.30%	0.00%	2.30%
Commercial Mortgage Receivable, Held-For-Sale | Hospitality
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		$ 0	$ 8,000
Commercial Mortgage Receivable, Held-For-Sale | Hospitality | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage		0.00%	7.10%